Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Profit for the year	R$ 9,579,563	R$ 3,523,531	R$ 3,121,267
Other comprehensive income	133,977	(31,281)	131,269
Items which will be subsequently reclassified to the income statement:
Retained earnings (accumulated losses) on cash flow hedge, net of tax	(8,350)
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax	142,327	(31,281)	131,269
Total comprehensive income for the year	R$ 9,713,540	R$ 3,492,250	R$ 3,252,536